Note 7 - Risk Management - Unfavorable scenario for GDP unemployment rate estimates for major geographies (Details)	12 Months Ended
Dec. 31, 2020
Spain Member [Member] | GDP Member [Member]
Year Line Item
Period 2020	(11,76%)
Period 2021	5,37%
Period 2022	5,82%
Period 2023	2,88%
Period 2024	2,03%
Period 2025	1,97%
Spain Member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020	17,44%
Period 2021	18,94%
Period 2022	15,92%
Period 2023	13,99%
Period 2024	12,70%
Period 2025	11,45%
Spain Member [Member] | HPI Member [Member]
Year Line Item
Period 2020	(2,60%)
Period 2021	(6,69%)
Period 2022	2,49%
Period 2023	4,94%
Period 2024	2,45%
Period 2025	2,36%
Mexico Member [Member] | GDP Member [Member]
Year Line Item
Period 2020	(9,64%)
Period 2021	2,84%
Period 2022	3,25%
Period 2023	1,48%
Period 2024	1,41%
Period 2025	1,41%
Mexico Member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020	4,67%
Period 2021	5,75%
Period 2022	5,53%
Period 2023	5,34%
Period 2024	5,17%
Period 2025	5,02%
Mexico Member [Member] | HPI Member [Member]
Year Line Item
Period 2020	1,89%
Period 2021	(1,48%)
Period 2022	(0,06%)
Period 2023	0,17%
Period 2024	0,99%
Period 2025	1,70%
Turkey Member [Member] | GDP Member [Member]
Year Line Item
Period 2020	(2,10%)
Period 2021	1,75%
Period 2022	3,56%
Period 2023	3,92%
Period 2024	3,91%
Period 2025	3,91%
Turkey Member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020	14,49%
Period 2021	15,51%
Period 2022	13,64%
Period 2023	12,33%
Period 2024	11,56%
Period 2025	11,20%
Peru member [Member] | GDP Member [Member]
Year Line Item
Period 2020	(14,33%)
Period 2021	7,53%
Period 2022	3,78%
Period 2023	3,69%
Period 2024	3,57%
Period 2025	3,35%
Peru member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020	12,85%
Period 2021	10,69%
Period 2022	10,48%
Period 2023	9,15%
Period 2024	7,62%
Period 2025	7,27%
Argentina Member [Member] | GDP Member [Member]
Year Line Item
Period 2020	(15,28%)
Period 2021	0,89%
Period 2022	1,33%
Period 2023	1,86%
Period 2024	1,83%
Period 2025	1,86%
Argentina Member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020	14,34%
Period 2021	16,38%
Period 2022	13,69%
Period 2023	10,19%
Period 2024	8,63%
Period 2025	7,75%
Colombia Member [Member] | GDP Member [Member]
Year Line Item
Period 2020	(8,25%)
Period 2021	4,16%
Period 2022	3,16%
Period 2023	3,15%
Period 2024	3,27%
Period 2025	3,60%
Colombia Member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020	18,31%
Period 2021	16,66%
Period 2022	15,10%
Period 2023	14,84%
Period 2024	13,04%
Period 2025	12,80%